LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.98%
INVESTMENT COMPANIES–96.98%
Equity Funds–37.68%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Channing Small Cap Value Fund	2,594,842	$ 25,657,796
LVIP Delaware Mid Cap Value Fund	2,924,340	115,280,422
LVIP SSGA Large Cap 100 Fund	21,455,844	258,349,817
LVIP SSGA Mid-Cap Index Fund	7,676,002	90,822,452
LVIP SSGA Nasdaq-100 Index Fund	2,110,557	19,712,605
LVIP SSGA S&P 500 Index Fund	34,807,978	817,082,490
LVIP SSGA Small-Cap Index Fund	5,315,934	149,170,432
LVIP T. Rowe Price Growth Stock Fund	5,453,049	220,886,649
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,803,860	123,252,627
		1,820,215,290
Fixed Income Funds–38.70%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	17,411,729	160,100,850
LVIP Delaware Bond Fund	55,217,884	649,307,098
LVIP JPMorgan High Yield Fund	10,631,606	99,937,097
LVIP PIMCO Low Duration Bond Fund	14,388,889	133,471,330
LVIP SSGA Bond Index Fund	20,372,102	205,228,555
LVIP SSGA Short-Term Bond Index Fund	2,851,119	27,958,071
LVIP Western Asset Core Bond Fund	69,220,181	593,078,514
		1,869,081,515
Global Equity Fund–1.13%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	7,916,841	54,634,118
		54,634,118
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.69%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	3,523,231	$ 33,410,800
		33,410,800
International Equity Funds–18.78%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	7,221,526	96,674,565
LVIP MFS International Growth Fund	12,257,791	236,783,747
LVIP Mondrian International Value Fund	9,443,056	147,358,890
LVIP SSGA Developed International 150 Fund	16,436,874	123,835,409
LVIP SSGA Emerging Markets 100 Fund	5,183,882	37,163,250
LVIP SSGA Emerging Markets Equity Index Fund	14,655,175	145,232,788
LVIP SSGA International Index Fund	12,077,303	120,000,080
		907,048,729
Total Affiliated Investments (Cost $3,971,961,596)		4,684,390,452

UNAFFILIATED INVESTMENT–2.98%
INVESTMENT COMPANY–2.98%
Money Market Fund–2.98%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	143,666,228	143,666,228
Total Unaffiliated Investment (Cost $143,666,228)		143,666,228

TOTAL INVESTMENTS–99.96% (Cost $4,115,627,824)	4,828,056,680
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	2,089,409
NET ASSETS APPLICABLE TO 402,883,546 SHARES OUTSTANDING–100.00%	$4,830,146,089

✧✧ Standard Class shares.
LVIP Global Moderate Allocation Managed Risk Fund–1

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
25	Australian Dollar	$1,675,250	$1,681,827	6/16/23	$—	$(6,577)
65	British Pound	5,019,219	5,039,968	6/16/23	—	(20,749)
84	Euro	11,448,675	11,485,933	6/16/23	—	(37,258)
65	Japanese Yen	6,193,281	6,180,160	6/16/23	13,121	—
5	Swedish Krona	968,200	970,004	6/16/23	—	(1,804)
					13,121	(66,388)
Equity Contracts:
227	E-mini MSCI Emerging Markets Index	11,298,925	11,330,126	6/16/23	—	(31,201)
116	E-mini Russell 2000 Index	10,518,300	10,435,303	6/16/23	82,997	—
337	E-mini S&P 500 Index	69,721,087	69,082,489	6/16/23	638,598	—
86	E-mini S&P MidCap 400 Index	21,755,420	21,568,422	6/16/23	186,998	—
309	Euro STOXX 50 Index	14,279,057	14,272,417	6/16/23	6,640	—
64	FTSE 100 Index	6,031,018	6,030,007	6/16/23	1,011	—
64	OMXS 30 Index	1,366,914	1,365,054	4/21/23	1,860	—
21	SPI 200 Index	2,523,583	2,534,286	6/15/23	—	(10,703)
45	TOPIX Index	6,790,247	6,819,557	6/8/23	—	(29,310)
					918,104	(71,214)
Total Futures Contracts					$931,225	$(137,602)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Moderate Allocation Managed Risk Fund–2

LVIP Global Moderate Allocation Managed Risk Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Moderate Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$4,684,390,452	$—	$—	$4,684,390,452
Unaffiliated Investment Company	143,666,228	—	—	143,666,228
Total Investments	$4,828,056,680	$—	$—	$4,828,056,680
Derivatives:
Assets:
Futures Contracts	$931,225	$—	$—	$931,225
Liabilities:
Futures Contracts	$(137,602)	$—	$—	$(137,602)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Moderate Allocation Managed Risk Fund–3

LVIP Global Moderate Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (formerly, LIAC) (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Number of Shares 03/31/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.98%@
Equity Funds-37.68%@
✧✧LVIP Channing Small Cap Value Fund	$25,540,222	$57,484	$904,982	$7,347	$957,725	$25,657,796	2,594,842	$—	$—
✧✧LVIP Delaware Mid Cap Value Fund	121,850,663	—	5,543,766	545,698	(1,572,173)	115,280,422	2,924,340	—	—
✧✧LVIP SSGA Large Cap 100 Fund	264,255,755	780,401	8,865,748	(85,746)	2,265,155	258,349,817	21,455,844	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	91,333,296	—	4,009,475	351,127	3,147,504	90,822,452	7,676,002	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	17,199,655	—	969,306	(141,157)	3,623,413	19,712,605	2,110,557	—	—
✧✧LVIP SSGA S&P 500 Index Fund	819,567,724	—	62,882,367	3,740,660	56,656,473	817,082,490	34,807,978	—	—
✧✧LVIP SSGA Small-Cap Index Fund	148,317,524	2,220,148	5,230,484	10,389	3,852,855	149,170,432	5,315,934	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	197,636,448	—	7,895,509	(2,832,939)	33,978,649	220,886,649	5,453,049	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	117,767,281	390,282	4,095,424	(146,437)	9,336,925	123,252,627	4,803,860	—	—
Fixed Income Funds-38.70%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	212,815,062	—	58,260,242	(5,843,524)	11,389,554	160,100,850	17,411,729	—	—
✧✧LVIP Delaware Bond Fund	580,654,405	71,362,715	20,051,431	(4,372,427)	21,713,836	649,307,098	55,217,884	—	—
✧✧LVIP JPMorgan High Yield Fund	98,625,123	1,758,892	3,251,797	(463,075)	3,267,954	99,937,097	10,631,606	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	155,203,198	—	23,379,965	(1,893,880)	3,541,977	133,471,330	14,388,889	—	—
✧✧LVIP SSGA Bond Index Fund	201,484,322	4,107,776	6,595,625	(775,498)	7,007,580	205,228,555	20,372,102	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	27,637,446	879,208	904,980	(22,850)	369,247	27,958,071	2,851,119	—	—
✧✧LVIP Western Asset Core Bond Fund	565,721,412	24,980,991	18,823,755	(3,966,363)	25,166,229	593,078,514	69,220,181	—	—
Global Equity Fund-1.13%@
✧✧LVIP BlackRock Global Real Estate Fund	57,482,611	—	3,556,242	(984,627)	1,692,376	54,634,118	7,916,841	—	—
Global Fixed Income Fund-0.69%@
✧✧LVIP Global Income Fund	33,152,630	507,548	1,073,706	(153,584)	977,912	33,410,800	3,523,231	—	—
International Equity Funds-18.78%@
✧✧LVIP Loomis Sayles Global Growth Fund	90,242,493	—	8,913,510	823,391	14,522,191	96,674,565	7,221,526	—	—
✧✧LVIP MFS International Growth Fund	228,911,470	—	12,201,257	1,634,369	18,439,165	236,783,747	12,257,791	—	—
✧✧LVIP Mondrian International Value Fund	147,131,120	—	13,189,172	(3,324)	13,420,266	147,358,890	9,443,056	—	—
✧✧LVIP SSGA Developed International 150 Fund	127,097,932	—	11,803,984	(261,492)	8,802,953	123,835,409	16,436,874	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	38,042,753	—	2,431,415	(425,399)	1,977,311	37,163,250	5,183,882	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	129,959,766	14,723,568	4,584,595	(95,403)	5,229,452	145,232,788	14,655,175	—	—
LVIP Global Moderate Allocation Managed Risk Fund–4

LVIP Global Moderate Allocation Managed Risk Fund
Notes (continued)
 3. Transactions with Affiliates (continued)
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Number of Shares 03/31/23	Dividends	Capital Gain Distributions
✧✧LVIP SSGA International Index Fund	$98,711,903	$16,651,522	$3,578,340	$12,693	$8,202,302	$120,000,080	12,077,303	$—	$—
Total	$4,596,342,214	$138,420,535	$292,997,077	$(15,342,051)	$257,966,831	$4,684,390,452		$—	$—

@ As a percentage of Net Assets as of March 31, 2023.
✧✧ Standard Class shares.
LVIP Global Moderate Allocation Managed Risk Fund–5